NET INCOME (LOSS) PER SHARE - Antidilutive securities (Details)	12 Months Ended
Dec. 31, 2019 shares
Share options
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	95,933,244
Restricted Share Units ("RSUs")
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	28,406,980